Income Taxes (Details) - Schedule of Movements of Unrecognized Tax Benefits ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)
Schedule of Movements of Unrecognized Tax Benefits [Abstract]
Balance at Beginning	¥ 13,500	$ 2,015	¥ 12,100	$ 1,874	¥ 9,300	$ 1,316
Provisions for uncertain tax positions in fiscal year	260	36	1,400	209	2,800	434
Balance at Ending	¥ 13,760	$ 1,898	¥ 13,500	$ 2,015	¥ 12,100	$ 1,874